FPA Capital Fund, Inc.
FPA Capital Fund, Inc.
Investment Objective
The Fund's primary investment objective is long-term growth of capital.
Current income is a secondary consideration.
Fees and Expenses of the Fund

Shares of the Fund are presently offered for sale only to existing shareholders and to directors, officers and employees of the Fund, First Pacific Advisors, LLC ("Adviser"), and affiliated companies, and their immediate relatives, and certain categories of shareholders. See the Section titled, "Discontinuance of Sales to New Investors" for a description of shareholders eligible to purchase shares of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	FPA Capital Fund, Inc. FPA Capital Fund, Inc.
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of original sales price or redemption proceeds, as applicable)	none
Redemption Fee (as a percentage of amount redeemed on shares held 90 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Annual Fund Operating Expenses	FPA Capital Fund, Inc. FPA Capital Fund, Inc.
Management Fees	0.66%
Distribution (12b-1) Fees	none
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.77%

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three years	Five years	Ten years
FPA Capital Fund, Inc. | FPA Capital Fund, Inc. | USD ($)	79	246	428	954

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45% of the average value of its portfolio. The Fund's portfolio turnover rate may vary from year to year as well as within a year.

Principal Investment Strategies

The Fund's portfolio managers ("portfolio managers") favor investments in common stocks that they believe are undervalued based on valuation criteria. In addition to selecting stocks that they believe to be undervalued, the portfolio managers also generally seek to invest in companies with market leadership and long-term histories of profitability; financially strong balance sheets; and strong management teams. The portfolio managers deem the following important in its stock selection process: current as well as future levels of profitability, book value, replacement cost of assets and free cash flow. The portfolio managers attempt to lessen price risk by not overpaying for earnings of even the best companies. Furthermore, investments tend to focus in areas viewed as temporarily out-of- favor, as evidenced by such factors as low price-to-normalized earnings ratios and price-to-book value ratios. Normalized earnings are used in an attempt to reduce the effect of one-time or extraordinary items that may distort the normal or anticipated recurring earnings from the operations of the company. The Fund may invest in all market capitalizations, however the Fund's investment approach has resulted in an emphasis on medium and smaller-sized companies

The portfolio managers believe that the Fund's international exposure can yield valuable benefits to Fund shareholders by providing exposure to global companies that meet the portfolio managers' investment criteria. Much of this exposure to international business activity is expected to come from purchases of U.S.-domiciled companies with strong worldwide franchises, and from similarly strong companies whose principal offices are located in the U.S. but are domiciled outside the U.S. These non-U.S.-domiciled companies will generally be in the developed countries represented by the MSCI World Index. The Fund may purchase shares and/or depositary receipts of non-U.S.-domiciled companies that meet the portfolio managers' usual investment criteria and where differences in accounting, disclosure, culture, management accessibility and trading do not put the Fund at a competitive disadvantage. Depositary receipts are receipts that represent interests in non-U.S. securities that may be sponsored by the issuer or unsponsored. No more than 30% of the Fund's total assets will be invested in the securities of non-U.S. issuers. The Fund may not invest more than 5% of its total assets in the securities of any one issuer (except the U.S. Government, or any instrumentality thereof) at the time of purchase.

The Fund relies on the professional judgment of its portfolio managers to make decisions about the Fund's portfolio securities. The portfolio managers' basic investment philosophy is to purchase securities on the basis of fundamental value and the portfolio managers' evaluation of expected earnings, rather than short-term stock market expectations.

The portfolio managers may sell a portfolio holding when the holding's market price appreciates and approaches the portfolio managers' estimate of intrinsic value; the portfolio managers find an opportunity to reallocate the Fund's assets to other investments with greater reward potential; or the original investment thesis was incorrect or no longer holds.

For temporary defensive purposes or in response to adverse market conditions, the Fund may, for varying periods, take larger than usual positions in cash or high-quality short-term debt securities (U.S. Government or government agency securities, obligations of domestic banks, prime commercial paper notes and repurchase agreements). As a result, the Fund may lag other funds during periods of market appreciation and you may not achieve your investment objectives during such periods.

Principal Risks

Risks Associated with Investing in Equities. Equity securities, generally common stocks and/or depositary receipts, held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect the securities markets generally, such as adverse changes in economic or political conditions, the general outlook for corporate earnings, interest rates or investor sentiment. Sustained periods of market volatility, either globally or in any jurisdiction in which the Fund invests, may increase the risks associated with an investment in the Fund. Equity securities may also lose value because of factors affecting an entire industry or sector, such as increases in production costs, or factors directly related to a specific company, such as decisions made by its management. Equity securities generally have greater price volatility than debt securities. The Fund's shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC.

Risks Associated with Investing in Smaller-Cap and Mid-Cap Companies. The prices of securities of mid-cap and smaller-cap companies tend to fluctuate more widely than those of larger, more established companies. Mid-cap and smaller-cap companies may have limited product lines, markets or financial resources or may depend on the expertise of a few people and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or market averages in general. In addition, these companies often have shorter operating histories and are more reliant on key products or personnel than larger companies. The securities of smaller- or medium-sized companies are often traded over-the-counter, and may not be traded in volumes typical of securities traded on a national securities exchange. Securities of such issuers may lack sufficient market liquidity to effect sales at an advantageous time or without a substantial drop in price.

Risks Associated with Investing in Non-U.S. Securities. Non-U.S. investments (including depositary receipts) can be riskier, more volatile and less liquid than investments in the United States. Adverse political, social and economic developments or instability, or changes in the value of foreign currency, can make it more difficult for the Fund to sell its securities and could reduce the value of the Fund's shares. Differences in regulatory, tax and accounting standards and differences in reporting standards may cause difficulties in obtaining information about non-U.S. companies and may negatively affect investment decisions. Investments in non-U.S. securities may be affected by restrictions on receiving investment proceeds from a non-U.S. country, confiscatory non-U.S. tax laws, and potential difficulties in enforcing contractual obligations. Transactions may be subject to less efficient settlement practices, including extended clearance and settlement periods. In addition, global economies are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact a different country or region.

Risks Associated with Investing in Emerging Markets. In investing the Fund's assets, the portfolio managers focus on countries with established rules of law and political systems that allow for transparent and unbiased enforcement of those laws, although there can be no assurance that the Fund's assets will in all cases be invested in countries that offer such protections, and such investments may be subject to heightened risk. The Fund's investments in non-U.S. issuers in developing or emerging market countries may involve increased exposure to changes in economic, social and political factors as compared to investments in more developed countries. The economies of most emerging market countries are in the early stage of capital market development and may be dependent on relatively fewer industries. As a result, their economic systems are still evolving. Their legal and political systems may also be less stable than those in developed economies. Securities markets in these countries can also be smaller, and there may be increased settlement risks. Emerging market countries often suffer from currency devaluation and higher rates of inflation. Due to these risks, securities issued in developing or emerging countries may be more volatile, less liquid, and harder to value than securities issued in more developed countries.

Risks Associated with Value Investing. Value securities, including those selected by the portfolio managers for the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down. In addition, value style investing may fall out of favor and underperform growth or other styles of investing during given periods. The Fund's value discipline may result in a portfolio of stocks that differs materially from its benchmark index.

Securities selected by the portfolio managers using a value strategy may never reach their intrinsic value because the market fails to recognize what the portfolio managers consider to be the true business value or because the portfolio managers have misjudged those values. There may be periods during which the investment performance of the Fund suffers while using a value strategy.

Liquidity Risk. The Fund's investments in illiquid securities may reduce the returns of the Fund because it may not be able to sell the illiquid securities at an advantageous time or price.

Over-the-Counter Risk. Securities traded in OTC markets may trade in smaller volumes, and their prices may be more volatile, than securities principally traded on securities exchanges. Such securities may be less liquid than more widely traded securities. In addition, the prices of such securities may include an undisclosed dealer markup, which the Fund pays as part of the purchase price.

U.S. Government Securities Risk. Certain U.S. Government securities are supported by the full faith and credit of the United States; others are supported by the right of the issuer to borrow from the U.S. Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others are supported only by the credit of the issuing agency, instrumentality, or enterprise. Although U.S. Government-sponsored enterprises such as the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae) may be chartered or sponsored by Congress, they are not funded by Congressional appropriations, and their securities are not issued by the U.S. Treasury, are not supported by the full faith and credit of the U.S. Government, and involve increased credit risks in comparison to U.S. Treasury securities or other securities supported by the full faith and credit of the U.S. Government.

Management Risk. The Fund is subject to management risk as an actively managed investment portfolio. The portfolio managers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect, the portfolio managers may not make timely purchases or sales of securities for the Fund, the Fund's investment objective may not be achieved, or the market may continue to undervalue the Fund's securities. In addition, the Fund may not be able to quickly dispose of certain securities holdings. Moreover, there can be no assurance that all of the Adviser's personnel will continue to be associated with the Adviser for any length of time, and the loss of services of one or more key employees of the Adviser, including the portfolio managers, could have an adverse impact on the Fund's ability to achieve its investment objective. Certain securities or other instruments in which the Fund seeks to invest may not be available in the quantities desired. In such circumstances, the portfolio managers may determine to purchase other securities or instruments as substitutes. Such substitute securities or instruments may not perform as intended, which could result in losses to the Fund.

Market Risk. The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably. Fund investments may decline in value due to factors affecting the overall markets, or particular industries or sectors. The value of a holding may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for an issuer's financial condition, changes in interest or currency rates, domestic or international monetary policy or adverse investor sentiment generally. The value of a holding may also decline due to factors that affect a particular industry or industries, such as competitive conditions within an industry or government regulations. The Fund may experience heavy redemptions, which could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of an investment in the Fund to unexpectedly decline. In addition, the Fund may rely on various third-party sources to calculate its net asset value. Errors or systems failures and other technological issues may adversely impact the Fund's calculation of its net asset value, and such net asset value calculation issues may result in inaccurately calculated net asset values, delays in net asset value calculation and/or the inability to calculate net asset values over extended periods. The Fund may be unable to recover any losses associated with such failures.

Large Investor Risk. Ownership of shares of the Fund may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Because of these and other risks, you could lose money by investing in the Fund.

Performance Information

The bar chart and Average Annual Total Returns table below provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 calendar years compare with those of a broad-based securities market index. The chart and table reflect the reinvestment of dividends and other distributions. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

The Russell 2500 Index consists of the 2,500 smallest companies in the Russell 3000 total capitalization universe. This index is considered a measure of small to mid-capitalization stock performance and is included as a broad-based comparison to the capitalization characteristics of the Fund's portfolio.

To obtain updated monthly performance information, please visit the Fund's website at www.fpafunds.com or call (800) 982-4372.

The year-to-date return for the Fund as of June 30, 2016 was 1.89%.

The Fund's highest/lowest quarterly results during this time period were:

Highest  27.56%  (Quarter ended 6/30/2009)

Lowest  (29.33%)  (Quarter ended 12/31/2008)

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Returns - FPA Capital Fund, Inc.		Average Annual Return, 1 Year	Average Annual Return, 5 Years	Average Annual Return, 10 Years
FPA Capital Fund, Inc.		(17.16%)	2.14%	3.82%
After Taxes on Distributions | FPA Capital Fund, Inc.	[1]	(17.43%)	0.46%	2.41%
After Taxes on Distributions and Sales | FPA Capital Fund, Inc.	[1]	(9.49%)	1.77%	3.05%
Russell 2500 (reflects no deduction for fees, expenses or taxes)		(2.90%)	10.32%	7.56%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend upon an investor's tax situation and may differ from those shown. After-tax returns presented here are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs"). Early withdrawal from a 401(k) account or an IRA could lead to taxation of the withdrawn amount as ordinary income and could be subject to an additional tax penalty. The after-tax returns on distributions and sale of fund shares may be higher than returns before taxes due to the effect of a tax benefit an investor may receive from the realization of capital losses that would have been incurred on the sale of Fund shares.